Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes

Note 8 – Taxes

Taxes on Income

The tax effects of significant items comprising our net deferred income taxes as of December 31, 2012, are as follows:

	2012		2011
	Foreign	United States And Other	Foreign	United States And Other
	(in thousands)
			(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Deferred tax assets:
Operating loss carryforwards	$54,231	$4,498	$45,067	$259
Restricted stock	—	222	—	229
Stock options	—	7,869	—	6,941
Deferred compensation	—	739	—	627
Alternative minimum tax credit	—	2,261	—	—
Other	—	861	—	167

Total deferred tax assets	54,231	16,450	45,067	8,223

Deferred tax liabilities:
Accrued income	(1,005)
Prepaids	—	(373)	—	(145)
Debt instrument	—	(35)	—	—
Fixed assets	—	(28)	—	(29)

Total deferred tax liabilities	(1,005)	(436)	—	(174)

Net deferred tax asset	53,226	16,014	45,067	8,049
Valuation allowance	(52,427)	(15,992)	(45,067)	(8,049)

Net deferred tax asset after valuation allowance	$799	$22	$—	$—

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets (“DTAs”). A significant piece of objective negative evidence evaluated was the cumulative losses incurred in our foreign operating entities over the three-year period ended December 31, 2012. Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth. We have therefore placed a valuation allowance (“VA”) on all of our foreign DTAs with the exception of $0.8 million related to NOL carryforwards in Venezuela which would be realized upon settlement of uncertain tax positions.

Management also reviewed the earnings history of our U.S. operations and determined that, with the exception of 2010 and 2011 when we had domestic production from our Utah assets and subsequently sold those assets, we have a history of domestic losses and are not currently involved in any domestic exploration and production activity. We have therefore placed a VA on our domestic DTAs, with the exception of $22 thousand that we expect to be realized by our UK branch.

The components of loss from continuing operations before income taxes are as follows:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Loss before income taxes
United States	$(33,841)	$(30,309)	$(29,209)
Foreign	(18,915)	(58,193)	(11,981)

Total	$(52,756)	$(88,502)	$(41,190)

The provision (benefit) for income taxes on continuing operations consisted of the following at December 31:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Current:
United States	$(717)	$—	$(1,210)
Foreign	929	3,693	1,042

	212	3,693	(168)
Deferred:
United States	$(22)	$—	$—
Foreign	(799)	(2,636)	(16)

	$(609)	$1,057	$(184)

A comparison of the income tax expense (benefit) on continuing operations at the federal statutory rate to our provision for income taxes is as follows:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Income tax expense (benefit) from continuing operations:
Tax expense (benefit) at U.S. statutory rate	$(17,938)	$(30,805)	$(14,417)
Effect of foreign source income and rate differentials on foreign income	239	4,887	354
Change in valuation allowance	10,331	28,169	16,349
Permanent differences	1,431	—	2,440
Return to accrual and other true-ups	1,257	—	(4,372)
Debt exchange	2,758	—	—
Income tax refund	—	—	(1,210)
Warrant derivative	—	(1,445)	207
Liability for uncertain tax positions	799	237	—
Other	514	14	465

Total income tax expense – continuing operations	(609)	1,057	(184)

Income tax expense (benefit) from discontinued operations:
Total income tax expense (benefit) – discontinued operations	—	5,748	—

Total income tax expense (benefit)	$(609)	$6,805	$(184)

Rate differentials for foreign income result from tax rates different from the U.S. tax rate being applied in foreign jurisdictions.

We do not provide deferred income taxes on undistributed earnings of our foreign subsidiaries for possible future remittances as all such earnings are permanently reinvested as part of our ongoing business. Any dividends that are repatriated in the future would come out future earnings from our foreign subsidiaries. At December 31, 2012, we have the following net operating losses available for carryforward (in thousands):

United States	$12,941	Available for up to 20 years from 2012
Indonesia	49,767	Available for up to 5 years from 2011
Gabon	10,405	Available for up to 3 years from 2010
Oman	24,536	Available for up to 5 years from 2009
The Netherlands	109,442	Available for up to 9 years from 2007
Venezuela	10,079	Available for up to 3 years from 2010

If the U.S. operating loss carryforwards are ultimately realized, approximately $1.5 million will be credited to additional paid in capital for tax benefits associated with deductions for income tax purposes related to stock options and convertible debt.

Accumulated Undistributed Earnings of Foreign Subsidiaries

        As of December 31, 2012, the book-tax outside basis difference in our foreign subsidiary that has been indefinitely reinvested was approximately $331 million. No U.S. taxes have been recorded on these earnings. In general, it is our practice and intention to reinvest the earnings of our non-U.S. subsidiaries in those operations. All of our current exploration activity is outside of the U.S. We currently intend to utilize our unremitted foreign earnings to fund international projects, including the development of our properties in Gabon, Indonesia and South America.

Under ASC 740-30-25-17, no deferred tax liability must be recorded if sufficient evidence shows that the subsidiary has invested or will invest the undistributed earnings or that the earnings will be remitted in a tax-free manner. Management must consider numerous factors in determining timing and amounts of possible future distribution of these earnings to the parent company and whether a U.S. deferred tax liability should be recorded for these earnings. These factors include the future operating and capital requirements of both the parent company and the subsidiaries, remittance restrictions imposed by foreign governments or financial agreements and tax consequences of the remittance, including possible application of U.S. foreign tax credits and limitations on foreign tax credits that may be imposed by the Internal Revenue Service (“IRS”) or IRS regulations.

If we were to make a distribution of our foreign earnings in the form of dividends, we would likely be subject to U.S. income taxes. Pursuant to ASC 740-30-50-2, we have estimated that the potential U.S. tax cost if we were to repatriate all of our currently unremitted foreign earnings through a dividend would be approximately $113 million based upon our foreign tax credit position in the U.S.

Accounting for Uncertainty in Income Taxes

The FASB issued ASC 740-10 (prior authoritative literature: Financial Interpretation No. [“FIN”] 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109 [“FIN 48”]) to create a single model to address accounting for uncertainty in tax positions. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

We or one of our subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2008. Our primary income tax jurisdictions and their respective open audit years are:

Tax Jurisdiction	Open Audit Years
United States	2009 – 2012
The Netherlands	2009 – 2012
Singapore	2008 – 2012
United Kingdom	2012
Venezuela	2008 – 2012

A reconciliation of the beginning amount, and current year additions, of unrecognized tax benefits follows:

	2012	2011
	(in thousands)

Balance at beginning of year	$5,072	$—
Additions for tax positions of prior years	799	5,072

Balance at end of year	$5,871	$5,072

If the above tax benefits were recognized, the full amount would affect the effective tax rate. We have accrued interest of $0.1 million, and penalty of $0.3 million, a deduction for which has been recorded in pretax income. We believe that it is likely that $5.0 million of the uncertain tax position will be resolved within the next twelve months, and the amount of unrecognized tax benefits will significantly decrease.